CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 5,575	$ 6,864
Restricted cash (note 7)	643	643
Accounts receivable, net of allowances for doubtful accounts of nil and nil as of March 31, 2011 and 2012, respectively	3,724	4,797
Inventories (note 4)	3,970	4,236
Amount due from an equity method investee	174	0
Prepaid expenses and other current assets	424	417
Total current assets	14,510	16,957
Property, plant and equipment, net (note 5)	2,027	2,411
Deposit for purchase of property, plant and equipment	42	0
Investments in equity method investees (note 6)	0	31
TOTAL ASSETS	16,579	19,399
LIABILITIES AND EQUITY
Accounts payable	2,547	3,581
Short-term borrowings (note 7)	0	280
Long-term loans - current portion (note 8)	262	253
Obligations under capital leases - current portion (note 9)	3	41
Accrued expenses and other liabilities (note 10)	1,324	2,057
Income tax payable	153	71
Total current liabilities	4,289	6,283
Obligations under capital leases - net of current portion (note 9)	0	3
Deferred income taxes (note 3)	180	173
Long-term loans - net of current portion (note 8)	112	375
Total liabilities	4,581	6,834
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,780,874 shares and 3,783,874 shares issued and outstanding as of March 31, 2011 and 2012, respectively)	38	38
Additional paid-in capital	11,340	11,335
Retained profits	634	1,206
Treasury shares, at cost - 5,049 shares as of March 31, 2011 and 2012 (note 12)	(14)	(14)
Total Equity	11,998	12,565
TOTAL LIABILITIES AND EQUITY	$ 16,579	$ 19,399